Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Schedule of calculations of basic earnings per share and diluted earnings per share

	Year ended December 31,
	2015	2016	2017
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited's ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	1,589,665	2,036,817	1,949,655

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,736,092	115,958,088	117,554,229

Basic earnings per Class A and Class B ordinary shares	13.74	17.57	16.59

	Year ended December 31,
	2015	2016	2017
	Class A and Class B RMB	Class A and Class B RMB	Class A and Class B RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	1,589,665	2,036,817	1,949,655
Interest expenses from Convertible Senior Notes	—	84,147	54,673
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	1,589,665	2,120,964	2,004,328

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,736,092	115,958,088	117,554,229
Dilutive employee share options and non-vested ordinary shares	4,431,971	3,572,930	1,900,201
Dilutive convertible senior notes	—	6,286,165	6,261,403

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	120,168,063	125,817,183	125,715,833

Diluted earnings per Class A and Class B ordinary shares	13.23	16.86	15.94